Accumulated Other Comprehensive Loss (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Equity [Abstract]
Summary of Changes in Each Component of Accumulated Other Comprehensive Loss

The changes in each component of accumulated other comprehensive loss consisted of the following:

	Pension and Post- retirement plans	Foreign currency translation adjustments	Accumulated other comprehensive loss
Balance—December 27, 2014	$(9,730)	$(5,816)	$(15,546)
Foreign currency translation adjustment	—	(6,299)	(6,299)

Balance—March 28, 2015	$(9,730)	$(12,115)	$(21,845)

Balance—December 28, 2013	$(6,045)	$—	$(6,045)
Postretirement curtailment adjustment	(942)	—	(942)
Postretirement liability adjustment	1,515	—	1,515

Balance—March 29, 2014	$(5,472)	$—	$(5,472)

	Change in retirement plans	Foreign currency translation adjustments	Accumulated other comprehensive loss
Balance—December 31, 2011	$(6,577)		$(6,577)
Postretirement liability adjustment	(2,553)		(2,553)

Balance—December 29, 2012	(9,130)	—	(9,130)
Postretirement liability adjustment	3,085		3,085

Balance—December 28, 2013	(6,045)	—	(6,045)
Postretirement curtailment adjustment	(942)	—	(942)
Postretirement liability adjustment	(2,743)	—	(2,743)
Foreign currency translation adjustment	—	(5,816)	(5,816)

Balance—December 27, 2014	$(9,730)	$(5,816)	$(15,546)